Non-Controlling Interest (Schedule of summarized balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 249,794	$ 225,665	$ 270,989
Trade and other receivables	215,586	126,511
Inventories - current	207,334	155,012
Property, plant and equipment	4,316,006	3,552,430
Other assets	48,428	45,074
Goodwill	75,285	0
Assets	5,312,634	4,325,943
Liabilities
Environmental provisions	321,912	279,240
Lease liabilities	90,335	61,019	$ 78,002
Deferred tax liabilities	407,152	251,294
Liabilities	3,105,795	2,754,134
Equity
Equity attributable to owners of the Company	2,096,811	1,571,809
Non-controlling interest	110,028	0
Equity and liabilities	5,312,634	$ 4,325,943
Copper Mountain Mine [Member]
Assets
Cash and cash equivalents	10,047
Trade and other receivables	31,178
Inventories - current	42,124
Property, plant and equipment	857,760
Other assets	9,185
Goodwill	75,285
Assets	1,025,579
Liabilities
Trade and other payables	38,030
Amounts due to related parties	301,601
Environmental provisions	37,835
Lease liabilities	48,878
Deferred tax liabilities	147,262
Other liabilities	755
Liabilities	574,361
Equity
Equity attributable to owners of the Company	341,190
Non-controlling interest	110,028
Equity and liabilities	$ 1,025,579